SHORT-TERM DEBTS (Tables)	6 Months Ended
Jun. 30, 2022
SHORT-TERM DEBTS
Schedule of components of short-term debt

	December 31,	June 30,
	2021	2022
	RMB	RMB	US$
		(Unaudited)	(Unaudited)
Short-term bank and other borrowings (i)	5,900	5,900	881
Convertible loan (ii)	27,859	15	2
Total	33,759	5,915	883

(i)   The short-term borrowings of RMB5,900 as of December 31, 2021 and June 30, 2022 had a fixed annual interest rate of 4.35% and is due on September 30, 2022. Certain properties of the Group and Dr. Yu are pledged as  security for the loan, and the loan is guaranteed by Dr. Yu. Interest expense recognized for short-term borrowings for the six months ended June 30, 2021 and 2022 were RMB118 and RMB130(US$19), respectively. On October 13, 2022, the Group drew down RMB5,000 for additional one year at a fixed annual interest rate of 3.6%.

(ii)  On May 31, 2021, the Company issued a convertible note in the principal amount of RMB4,479 (US$ 703) to Ascent Investor Relations Inc., (“Ascent”) for public relations services rendered. The convertible note was originally due in one year and bears interest of 0% per annum if the conversion feature is was not triggered. Pursuant to the convertible note agreement, the conversion price is the lower of (i) US$15 or (ii) the lower of 82% of the closing bid price or 80% of volume weighted average price (VWAP) of the Company’s ADSs during the ten consecutive trading days immediately preceding conversion, but not lower than a Floor Price US$1. Due to the  significant drop in ADS  market price in 2022, the note holder and the Company renegotiated the Floor Price. On February 5, 2022, the Company entered into an amendment agreement, pursuant to which the Floor Price was reduced to US$0.10 per share. The Company elected to recognize the convertible note at fair value and therefore there was no further evaluation of embedded features for bifurcation. The convertible note was fully converted into 3,232,397 Class A ordinary shares (refer to Note 10) by April 27, 2022. The fair value of the convertible note immediately prior to conversion was assessed at RMB5,502